Long-term debt (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Long-term debt
Senior	SFr 174,394	SFr 157,849	SFr 157,986
Subordinated	24,052	23,494	24,796
Non-recourse liabilities from consolidated VIEs	1,780	2,147	14,826
Long-term debt	200,226	183,490	197,608
of which reported at fair value	73,922	69,104	80,931
Structured notes
Long-term debt
Long-term debt	60,446	SFr 55,006	54,848
Bank
Long-term debt
Long-term debt	SFr 194,603		SFr 192,094